Amounts Due to Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Amounts Due To Related Parties
Amounts Due to Related Parties

Note 7. Amounts Due to Related Parties

Amounts due to related parties as of March 31, 2023 consisted of the following:

	Bristol Capital, LLC	Bristol Investment Fund, Ltd.	Barlock 2019 Fund, LP	Total
Accrued interest and expenses	$375,000	$1,899,074	$985,923	$3,259,997
Current secured convertible debenture	—	2,496,850	2,496,850	4,993,700
Total	$375,000	$4,395,924	$3,482,773	$8,253,697

Amounts due to related parties as of December 31, 2022 consisted of the following:

	Bristol Capital, LLC	Bristol Investment Fund, Ltd.	Barlock 2019 Fund, LP	Total
Accrued interest and expenses	$318,750	$1,825,195	$912,044	$3,055,989
Current secured convertible debenture	—	2,496,850	2,496,850	4,993,700
Total	$318,750	$4,322,045	$3,408,894	$8,049,689

As of March 31, 2023, the secured convertible debentures with an aggregate principal amount of $4,993,700, comprised of a secured convertible debenture with a principal amount of $2,496,850 held by Bristol Investment Fund and a secured convertible debenture with a principal amount of $2,496,850 held by Barlock 2019 Fund, LP, were convertible into an aggregate of 28,535,429 shares of common stock (exclusive of any accrued and unpaid interest), using a conversion price of $0.175.

Note 8. Amounts Due to Related Parties

Amounts due to related parties as of December 31, 2022 consisted of the following:

	Bristol Capital, LLC	Bristol Investment Fund, Ltd.	Barlock 2019 Fund, LP	Total
Accrued Interest and expenses	$318,750	$1,825,195	$912,044	$3,055,989
Current secured convertible debentures	—	2,496,850	2,496,850	4,993,700
Total	$318,750	$4,322,045	$3,408,894	$8,049,689

Amounts due to related parties as of December 31, 2021 consisted of the following:

	Bristol Capital, LLC	Bristol Investment Fund, Ltd.	Barlock 2019 Fund, LP	Total
Accrued Interest and expenses	$93,750	$1,525,479	$612,329	$2,231,558
Current secured convertible debenture	—	2,500,000	—	2,500,000
Non-current secured convertible debenture	—	—	2,500,000	2,500,000
Total	$93,750	$4,025,479	$3,112,329	$7,231,558

As of December 31, 2022, the Convertible Debentures with an aggregate principal amount of $4,993,700, comprised of a Convertible Debenture with a principal amount of $2,496,850 held by Bristol Investment Fund (the “Bristol Convertible Debenture”) and the Barlock Convertible Debenture with a principal amount of $2,496,850, were convertible into an aggregate of 28,535,429 shares of common stock (exclusive of any accrued and unpaid interest), using a conversion price of $0.175.